ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

James M. Forbes T +1 617 235 4765 F +1 617 235 0888 james.forbes@ropesgray.com

August 11, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam ETF Trust (Reg. No. 333-288406) (the “Registrant”) Post-Effective Amendment No. 2 to Registration Statement on Form N-14

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to certify that the form of Prospectus/Information Statement and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(b) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on August 6, 2025.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes
James M. Forbes

cc:	James E. Thomas
Venice Monagan